Summary of Anti-dilutive Shares Excluded from Calculation of Diluted Net Loss per Share (Details)	12 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	21,683,557
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	3,724,957
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	5,958,600
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	10,491,937
Contingently Issuable Earnout Shares from Unexercised Rollover Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, Total	1,508,063